INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense is as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Current tax expense	137,303	95,076	201,274
Deferred tax expense	32,145	66,325	8,718
Taxes relating to prior periods	7,208	(145,084)	(1,232)
Total income tax expense	176,656	16,317	208,760

The Group’s entities participate in a group Italian tax consolidation under Ferrari N.V..
In September 2018, the Group signed an agreement with the Italian Revenue Agency in relation to the Patent Box tax regime, which provides tax benefits for companies that generate income through the use, both direct and indirect, of copyrights, patents, trademarks, designs and know-how. The agreement relates to the five-year period from 2015 to 2019. The Group applied the Patent Box tax regime for the calculation of income taxes starting in the third quarter of 2018. The Patent Box tax benefit relating to the years 2015 to 2017 was recorded within taxes relating to prior periods in 2018 and amounted to €141 million.
The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2019, 2018 and 2017.

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Theoretical income tax expense, net of IRAP	210,088	192,706	179,077
Tax effect on:
Permanent and other differences	(76,187)	(58,877)	(7,061)
Effect of changes in tax rate and tax regulations	733	—	4,862
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	3,457	1,216	2,344
Taxes relating to prior years	7,208	(145,084)	(1,232)
Withholding tax on earnings	3,360	1,514	2,420
Total income tax expense/(benefit), net of IRAP	148,659	(8,525)	180,410
Effective tax rate, net of IRAP	17.0%	(1.1)%	24.2%
IRAP (current and deferred)	27,997	24,842	28,350
Total income tax expense	176,656	16,317	208,760

In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense has been presented net of Italian Regional Income Tax (“IRAP”). IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed-term employees, credit losses and any interest included in lease payments. The applicable IRAP rate was 3.9 percent for each of the years ended December 31, 2019, 2018 and 2017.

The increase in the effective tax rate net of IRAP from (1.1) percent in 2018 to 17.0 percent in 2019 was primarily attributable to the Group’s application of the Patent Box tax regime starting in the third quarter of 2018, which resulted in the recognition in 2018 of the positive impact of the Patent Box relating to the years 2015 to 2017. The Patent Box benefit relating to the years 2015 to 2017 is included within “taxes relating to prior years” in 2018 and the Patent Box benefit relating to 2019 and 2018 is included within “permanent and other differences” for the respective years in the tax rate reconciliation above.

Taxes relating to prior years recognized in 2019 are primarily attributable to agreements reached with the Italian Revenue Agency for the settlement of previous years’ claims.

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018, is as follows:

	At December 31,
	2019	2018
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	16,445	27,297
To be recovered within 12 months	57,238	33,447
	73,683	60,744
Deferred tax liabilities:
To be realized after 12 months	(77,334)	(14,497)
To be realized within 12 months	(4,874)	(24,645)
	(82,208)	(39,142)
Net deferred tax (liabilities)/assets	(8,525)	21,602

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858		690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets/(liabilities)	21,602	(32,145)	1,066	952	(8,525)

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876	—	(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	(10,652)	(4,936)	—	193	(15,395)
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602

The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans.
Deferred taxes on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future. For additional information, at December 31, 2019, the aggregate amount of temporary differences related to remaining distributable earnings of the Group’s subsidiaries where deferred tax liabilities have not been recognized amounted to €151,990 thousand.